Summary of Significant Accounting Policies - Schedule of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Benefit [Line Items]
Total Tax charge	$ 800	$ 904	$ 506
UNITED KINGDOM [Member]
Income Tax Benefit [Line Items]
Total Tax charge	383	447
POLAND [Member]
Income Tax Benefit [Line Items]
Total Tax charge	(21)
SINGAPORE [Member]
Income Tax Benefit [Line Items]
Total Tax charge	$ 438	$ 457